Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NAA Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	9.12%	10.23%
NAA Allocation Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.68%	9.49%	10.13%
NAA Allocation Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	13.83%	10.59%	11.25%
NAA Allocation Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	7.94%	9.17%
NAA Allocation Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.21%	7.53%	8.57%
NAA Allocation Fund Class P
Prospectus [Line Items]
Average Annual Return, Percent	13.58%	10.32%	10.97%
NAA Allocation Fund Class P | Blended Allocation Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.62%	8.64%	10.02%
NAA Allocation Fund Class P | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
NAA Allocation Fund Class P | Morningstar Moderately Aggressive Allocation Category Average (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.02%	8.71%	9.48%
NAA Large Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	10.84%	10.11%
NAA Large Cap Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.88%	7.95%	7.62%
NAA Large Cap Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.03%	8.04%	7.49%
NAA Large Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.08%	11.09%	9.81%
NAA Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	14.18%	12.20%	10.91%
NAA Large Cap Value Fund Institutional Class | S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	12.96%	11.73%
NAA Large Core Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.52%	12.18%	13.28%
NAA Large Core Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	8.16%	9.75%
NAA Large Core Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.66%	8.04%	9.04%
NAA Large Core Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.18%	12.31%	12.83%
NAA Large Core Fund Class C | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
NAA Large Core Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	16.30%	13.51%	14.10%
NAA Mid Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.97%)	3.41%	9.89%
NAA Mid Growth Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.97%)	1.06%	7.23%
NAA Mid Growth Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.76%)	1.90%	7.16%
NAA Mid Growth Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.10%	3.52%	9.47%
NAA Mid Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	4.61%	10.61%
NAA Mid Growth Fund Institutional Class | S&P Mid Cap 400 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.46%	7.12%	10.44%
NAA Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	(6.65%)	3.24%	2.14%
NAA Opportunity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.91%)	2.95%	1.59%
NAA Opportunity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.93%)	2.40%	1.43%
NAA Opportunity Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	(3.73%)	3.45%	1.85%
NAA Opportunity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	(1.78%)	4.51%	3.00%
NAA Opportunity Fund Institutional Class | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	3.19%	2.19%
NAA Opportunity Fund Institutional Class | Morningstar Long/Short Equity Category Average (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.08%	9.65%	7.81%
NAA Risk Managed Real Estate Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	(3.09%)	4.21%	6.01%
NAA Risk Managed Real Estate Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.94%)	2.64%	4.25%
NAA Risk Managed Real Estate Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.83%)	2.71%	4.05%
NAA Risk Managed Real Estate Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.04%	4.47%	5.74%
NAA Risk Managed Real Estate Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	2.05%	5.55%	6.84%
NAA Risk Managed Real Estate Fund Institutional Class | S&P United States REIT Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.01%	6.58%	5.59%
NAA SMid Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.08%	8.01%	9.21%
NAA SMid Cap Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.00%)	6.05%	7.32%
NAA SMid Cap Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.32%	6.04%	6.98%
NAA SMid Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.34%	8.16%	8.84%
NAA SMid Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	7.35%	9.29%	10.00%
NAA SMid Cap Value Fund Institutional Class | S&P 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.37%	10.41%	10.37%
NAA World Equity Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	16.55%	9.88%	8.99%
NAA World Equity Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.35%	6.43%	6.75%
NAA World Equity Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.83%	6.49%	6.34%
NAA World Equity Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	20.50%	10.14%	8.70%
NAA World Equity Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	22.73%	11.24%	9.81%
NAA World Equity Income Fund Institutional Class | S&P Developed BMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.26%	11.73%	12.21%
NAA World Equity Income Fund Institutional Class | Morningstar Global Large-Stock Value Category Average (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.13%	11.47%	9.79%
NAA Large Core Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%